Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,615,000.00
Previously Paid Amount	553.46
Total Fee Amount	553.46
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 3,615,000.00
Final Prospectus	true